STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT AND ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION - USD ($)	Ordinary Shares Subject To Possible Redemption	Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning (in shares) at Mar. 18, 2021	0	0
Balance at the beginning at Mar. 18, 2021	$ 0	$ 0	$ 0	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares		$ 200	24,800	0	25,000
Issuance of ordinary shares (in shares)		2,300,000
Issuance of Public Shares and Public Warrants in initial public offering	$ 75,140,000		4,860,000	0	4,860,000
Issuance of Public Shares and Public Warrants in initial public offering (in shares)	8,000,000
Offering cost allocation	$ (1,933,210)		(125,039)	0	(125,039)
Cash proceeds received in excess of fair value for Private Placement Warrants			612,000	0	612,000
Accretion to ordinary shares subject to redemption (Deemed dividend)	6,793,210		(5,371,731)	(1,421,479)	(6,793,210)
Forfeiture of Founder Shares in connection with the expiration of overallotment option			0	0
Forfeiture of Founder Shares in connection with the expiration of overallotment option (in Shares)		(300,000)
Net income (loss)			0	361,059	361,059
Balance at the end at Dec. 31, 2021	$ 80,000,000	$ 200	30	(1,060,420)	(1,060,190)
Balance at the end (in shares) at Dec. 31, 2021	8,000,000	2,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance Of Founder Shares					$ 25,000
Issuance Of Founder Shares (in shares)					2,000,000
Redemption of ordinary shares	$ (70,573,278)		0	0
Redemption of ordinary shares (in shares)	(7,046,967)
Subsequent measurement of ordinary shares subject to redemption	$ 308,687		0	(308,687)	$ (308,687)
Net income (loss)			0	(776,129)	(776,129)
Balance at the end at Dec. 31, 2022	$ 9,735,409	$ 200	$ 30	$ (2,145,236)	$ (2,145,006)
Balance at the end (in shares) at Dec. 31, 2022	953,033	2,000,000